Post-Balance Sheet Events	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Post-Balance Sheet Events
30 – POST-BALANCE SHEET EVENTS

A restructuring plan named Reshape was announced in the third quarter 2020. Under Reshape, between 7,000 and 9,000 job reductions are expected by the end of 2022, including around 1,500 people who have already elected to take selective voluntary severance in 2020. In January 2021 the impact of Reshape was communicated to employees, establishing for some employees, a constructive obligation that satisfies the IFRS criteria for recognising a provision. This represents a non-adjusting post-balance sheet event under IFRS. The costs for this phase of the plan, and where the IFRS recognition criteria have been satisfied, are in the range of $650 million to $850 million (Shell share pre-tax) and will be recognised in the first quarter of 2021. Further redundancy costs will be recognised once the IFRS recognition criteria are met during 2021 and 2022.

On February 17, 2021, an agreement was reached with publicly listed Canadian energy company Crescent Point Energy Corp. to sell the Duvernay shale light oil position in Alberta, Canada, for a total consideration of $707 million (C$900 million). The transaction has an effective date of January 1, 2021. The consideration is comprised of $550 million in cash and 50 million shares (valued at $157 million) in Crescent Point Energy common stock (TSX: CPG). Subject to regulatory approvals, the transaction is expected to close in April 2021.

On March 9, 2021, we announced that Shell Egypt and one of its affiliates have signed an agreement with a consortium made up of subsidiaries of Cheiron Petroleum Corporation and Cairn Energy plc to acquire Shell’s upstream assets in Egypt’s Western Desert for a base consideration of $646 million and additional payments of up to $280 million between 2021 and 2024, contingent on the oil price and the results of further exploration. The transaction is subject to government and regulatory approvals and is expected to complete in the second half of 2021.